Other Assets, Non-Current	6 Months Ended
Jun. 30, 2026
Other Assets, Non-Current [Abstract]
OTHER ASSETS, NON-CURRENT

NOTE 8 – OTHER ASSETS, NON-CURRENT

Other assets, non-current consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Prepayment for acquisition related deposit (1)	$20,180,747	$15,194,628
Prepayment for equity subscription (2)	1,000,000	-
Deposit for lease	36,706	35,568
Prepayment for the construction and equipment	528	115,035
Total other assets, non-current	$21,217,981	$15,345,231

(1)	In 2025, the Company entered into an investment service agreement with a third-party consulting firm to source, evaluate, and manage potential investment opportunities on the Company’s behalf. In accordance with the agreement, the Company is required to place a refundable deposit with the consulting firm in connection with prospective acquisition transactions. During the year ended December 31, 2025, the Company remitted a deposit of $15,194,628 to facilitate the identification, evaluation, and execution of potential acquisitions. The amount has been recorded as a deposit and will be recognized as part of the purchase consideration upon the successful completion of an acquisition.

As of June 30, 2026, no business combination has been completed and the related acquisition activities remain in progress. Accordingly, the balance continues to be presented as a deposit. The Company will reclassify the deposit as part of the consideration transferred upon execution of a definitive agreement and the transfer of the related rights and obligations.

As of the report issue date, the Company has completed the related acquisition, see Note 17 of the unaudited interim condensed consolidated financial statements.

On January 14, 2026, the Company paid a refundable prepayment of $4,500,000 to a third-party for cooperation to acquire potential investment. As of June 30, 2026, no acquisition or investing activities have been completed and the related acquisition or investing activities remain in progress. Accordingly, the balance continues to be presented as a deposit. The Company will reclassify the deposit as part of the consideration transferred upon execution of a definitive agreement and the transfer of the related rights and obligations.

The payment represents a refundable investment advance, rather than non-refundable service fees, resource fees, or deposits, and does not necessarily constitute a completed investment in the counterparty or any candidate project.

(2)	In 2026, the Company paid $1,000,000 to Hongli Development Limited for the purchase of shares of Hongli Group Inc. On September 30, 2026, the Company completed the share transfer and held 1,696,879 shares of Hongli Group Inc.